Supplement to the
Fidelity® Corporate Bond ETF, Fidelity® Limited Term Bond ETF and Fidelity® Total Bond ETF
December 30, 2021
Prospectus

Effective January 4, 2023, the following information replaces similar information for Fidelity® Corporate Bond ETF found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements information for Fidelity® Corporate Bond ETF found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

The following information supplements information for Fidelity® Total Bond ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Franco Castagliuolo (co-manager) has managed the fund since October 2022.

Effective January 4, 2023, the following information replaces similar information for Fidelity® Corporate Bond ETF found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements information for Fidelity® Corporate Bond ETF found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests the fund's assets primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

The following information supplements the biographical information for Fidelity® Total Bond ETF found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Franco Castagliuolo is co-manager of Fidelity® Total Bond ETF, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Castagliuolo has worked as a research associate and portfolio manager.

FIXETF-22-02 1.9887760.102	October 3, 2022